Income Tax - Additional Information (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2020 USD ($)
Disclosure Of Income Tax [Line Items]
Statutory tax rate	0.00%	0.00%	0.00%
Deductible temporary differences for which no deferred tax asset was recognized	$ 17.3				$ 20.4
Statement that entity has applied exception to deferred tax accounting related to Pillar Two income taxes	In December 2021, the Organization for Economic Cooperation and Development (“OECD”) issued model rules for the implementation of a 15% global minimum tax (“Pillar Two”).
Global minimum tax rate				15.00%
Unused Tax Losses
Disclosure Of Income Tax [Line Items]
Unused tax losses for which no deferred tax asset recognized	$ 33.8				21.4
Cumulative unused tax losses for which no deferred tax asset recognized	594.4		$ 594.4	$ 594.4	$ 594.4	$ 594.4
Unused Tax Losses | Begin to Expire in 2026
Disclosure Of Income Tax [Line Items]
Unused tax losses for which no deferred tax asset recognized	0.5
Unused Tax Losses | Do Not Expire
Disclosure Of Income Tax [Line Items]
Unused tax losses for which no deferred tax asset recognized	$ 33.3
Bermuda
Disclosure Of Income Tax [Line Items]
Statutory tax rate	0.00%	0.00%	0.00%
Bermuda | Corporate Income Tax Act 2023
Disclosure Of Income Tax [Line Items]
Statutory tax rate		15.00%
Revenue benchmark for CIT Act implementation | €		€ 750